Summary of Significant Accounting Policies (Details) - Schedule of consolidation of variable interest entity - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash		$ 1,781,565	$ 362,384
Short-term investments		2,526,328	2,266,069
Inventories		1,466,996	1,403,582
Loan due from a third party		12,580,671	2,222,191
Other current assets		685,955	292,917
Property and equipment, net		2,002,108	1,315,326
Deposits for plant, property and equipment		1,006,234	849,245
Right of use assets		1,165,172	553,904
Other noncurrent assets		89,482	159,434
Total Assets		23,304,511	9,425,052
Due to BTB	[1]	20,593,791	7,270,932
Other current liabilities		1,614,750	885,515
Total Liabilities		22,208,541	8,156,447
Revenue		5,711,681	865,705	$ 401,814
Net loss		$ (435,524)	$ (1,590,339)	$ (724,687)

[1]	Payable due to BTB is eliminated upon consolidation.